Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Investment and interest income	$ 82	$ 85	$ 86
Foreign exchange gains (losses)	(116)	21	(55)
License fee income	99	80	54
Gains (losses) on sale of securities and affiliated companies	4	17	9
Impairment of available-for-sale securities	(2)	(5)	(3)
Miscellaneous income (loss)	63	(230)	39
Other income (expense)	130	(32)	130
Forward starting swap costs included in Miscellaneous income (loss)		149
Bridge financing costs		$ 54